UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Noesis Capital Corp.
Address: 1801 Clint Moore Road
         Suite 100
         Boca Raton, FL  33487

13F File Number:  28-10542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cory Nass
Title:     Corporate Counsel
Phone:     (561) 998-8884

Signature, Place, and Date of Signing:

     /s/ Cory Nass     Boca Raton, FL     August 12, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $199,660 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102      869    21298 SH       SOLE                    21298        0        0
ALTRIA GROUP INC               COM              02209s103      738    14745 SH       SOLE                    14745        0        0
AMERICAN EXPRESS CO            COM              025816109     6768   131733 SH       SOLE                   131733        0        0
AMERICAN INTL GROUP INC        COM              026874107     6671    93585 SH       SOLE                    93585        0        0
AMGEN INC                      COM              031162100     7607   139405 SH       SOLE                   139405        0        0
APPLIED MATLS INC              COM              038222105     4169   212508 SH       SOLE                   212508        0        0
BANK ONE CORP                  COM              06423a103     8779   172145 SH       SOLE                   172145        0        0
BED BATH & BEYOND INC          COM              075896100     6837   177824 SH       SOLE                   177824        0        0
CISCO SYS INC                  COM              17275R102    10599   447221 SH       SOLE                   447221        0        0
CITIGROUP INC                  COM              172967101    10952   235533 SH       SOLE                   235533        0        0
CONSTELLATION BRANDS INC       PFD 1/40 A5.75   21036P306      505    15350 SH       SOLE                    15350        0        0
DELL INC                       COM              24702R101     4757   132791 SH       SOLE                   132791        0        0
DNP SELECT INCOME FD           COM              23325P104      896    85200 SH       SOLE                    85200        0        0
EXXON MOBIL CORP               COM              30231G102      834    18769 SH       SOLE                    18769        0        0
FEDERAL HOME LN MTG CORP       COM              313400301     7975   125989 SH       SOLE                   125989        0        0
FIRST DATA CORP                COM              319963104     8736   196219 SH       SOLE                   196219        0        0
FUTUREMEDIA PLC                SPONSORED ADR    360912109     1460  1216372 SH       SOLE                  1216372        0        0
GENERAL ELEC CO                COM              369604103     3211    99097 SH       SOLE                    99097        0        0
GOLDMAN SACHS GROUP INC        COM              38141g104      607     6450 SH       SOLE                     6450        0        0
HOME DEPOT INC                 COM              437076102     1224    34780 SH       SOLE                    34780        0        0
INTEL CORP                     COM              458140100     9451   342421 SH       SOLE                   342421        0        0
INTERGROUP CORP                COM              458685104     1799   131000 SH       SOLE                   131000        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      795     9019 SH       SOLE                     9019        0        0
J P MORGAN CHASE & CO          COM              46625H100      980    25286 SH       SOLE                    25286        0        0
JACOBS ENGR GROUP INC DEL      COM              469814107     4640   117820 SH       SOLE                   117820        0        0
JOHNSON & JOHNSON              COM              478160104     2951    52981 SH       SOLE                    52981        0        0
LOWES COS INC                  COM              548661107     8603   163702 SH       SOLE                   163702        0        0
MASCO CORP                     COM              574599106     8433   270461 SH       SOLE                   270461        0        0
MBNA CORP                      COM              55262L100     8700   337331 SH       SOLE                   337331        0        0
MEDTRONIC INC                  COM              585055106     6987   143421 SH       SOLE                   143421        0        0
MERCK & CO INC                 COM              589331107     1280    26944 SH       SOLE                    26944        0        0
MICROSOFT CORP                 COM              594918104     6501   227611 SH       SOLE                   227611        0        0
MUNIHOLDINGS FLA INSD FD       COM              62624W105      886    64440 SH       SOLE                    64440        0        0
NASDAQ 100 TR                  UNIT SER 1       631100104      603    15983 SH       SOLE                    15983        0        0
NUVEEN PFD & CONV INC FD       COM              67073B106     1462   109922 SH       SOLE                   109922        0        0
NUVEEN QUALITY PFD INCOME FD   COM              67071S101     1022    75950 SH       SOLE                    75950        0        0
NUVEEN REAL ESTATE INCOME FD   COM              67071B108      845    50200 SH       SOLE                    50200        0        0
PFIZER INC                     COM              717081103     9055   264145 SH       SOLE                   264145        0        0
PPL CORP                       COM              69351T106     1687    36744 SH       SOLE                    36744        0        0
PROCTER & GAMBLE CO            COM              742718109     5167    94914 SH       SOLE                    94914        0        0
SCHERING PLOUGH CORP           COM              806605101      500    27065 SH       SOLE                    27065        0        0
SPHERION CORP                  COM              848420105      938    92500 SH       SOLE                    92500        0        0
STAPLES INC                    COM              855030102     9285   315722 SH       SOLE                   315722        0        0
UNITED PARCEL SERVICE INC      CL B             911312106     5066    67389 SH       SOLE                    67389        0        0
WAL MART STORES INC            COM              931142103     7830   148404 SH       SOLE                   148404        0        0